RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Book Value [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 269,421,350	R$ 299,255,027
Stage 1	230,134,580	260,930,040
Stage 2	12,538,317	10,397,088
Stage 3	26,748,453	27,927,899
Individuals	360,265,349	357,611,537
Stage 1	298,686,536	292,656,355
Stage 2	22,711,786	31,531,058
Stage 3	38,867,027	33,424,124
Total	629,686,699	656,866,564
Fair Value Guarantees [Member]
IfrsStatementLineItems [Line Items]
Companies	141,547,243	119,422,414
Stage 1	131,107,974	110,048,239
Stage 2	4,806,138	4,280,315
Stage 3	5,633,131	5,093,860
Individuals	239,695,044	228,720,031
Stage 1	210,647,223	195,708,576
Stage 2	19,838,577	25,873,396
Stage 3	9,209,244	7,138,059
Total	R$ 381,242,287	R$ 348,142,445